Investment Objectives and Goals - Rule One Fund	Jan. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Rule One Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rule One Fund (the “Fund”) seeks long-term capital appreciation with less volatility than the broad equity market.